Ordinary Shares and Equity Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 27, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased (in shares)	3,038,865
Shares repurchased	$ 13,155
Transaction costs	$ 100
Total ordinary shares reserved (in shares)	41,546,857	43,647,083
Granted (in shares)	10,904,664
Total share-based compensation expense	$ 62,410	$ 67,467	$ 33,358
2021 Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)					3,742,961
Ordinary shares reserved for future issuance, annual increase percentage					1.00%
Maximum ownership of shares					5.00%
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)		900,000,000		900,000,000
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)		232,500,000		232,500,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 3 months 18 days
Share-based compensation expense not yet recognized	$ 115,000
Restricted Stock Units (RSUs) | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 8,600	$ 13,000	6,000
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Award expiration period	10 years
Weighted average grant date fair value of options granted in period (in dollars per share)		$ 16.63
Aggregate grant date fair value of options vested during the period	$ 6,900	$ 12,000	$ 3,200
Share-based payment arrangement, nonvested award, cost not yet recognized amount	$ 6,400
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 3 months 18 days
Expected dividend yield	0.00%		0.00%
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	8,766,560	8,674,132		13,951,037
Ordinary shares reserved for future issuance, annual increase percentage				5.00%